CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
CASH, CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Summary of Cash and Cash Equivalents
The breakdown of cash and cash equivalents is as follows:

	At December 31,
In thousands of USD	2024	2023
US dollar	462,316	137,917
Singapore dollar	2,786	2,991
Chinese renminbi	189	585
Norwegian krone	7,943	2,487
Euro	2,611	701
Hongkong dollar	5	7
Bhutan ngultrum	420	41
Total cash and cash equivalents by currency	476,270	144,729

Restricted cash
Current	9,144	9,538
Non-current	8,212	-
Total restricted cash	17,356	9,538

Maximum Aggregate Draw Amount from Standby Letters of Credit	The SLCs provide the beneficiaries, which are the service providers, the ability to draw from the banks for a designated maximum aggregate amount (the “Draw Amount”). The details of SLCs are as follows:

	At December 31,
	2024	2023
Draw Amount (In thousands of USD)	9,144	9,538
Range of expiration dates	July 2025 to August 2025	July 2024 to August 2024